Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF® - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
Innovator U.S. Equity Accelerated Plus ETF® - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.10%
Innovator U.S. Equity Accelerated Plus ETF® - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $716.83 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(21.20%)